Financial Instruments	9 Months Ended
Sep. 30, 2013
Financial Instruments [Abstract]
Financial Instruments

12.       Financial Instruments

The carrying values of temporary cash investments, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair values of long-term bank loans approximate the recorded values, due to their variable interest rates. The fair value of long-term loan receivable from Diana Containerships also approximates its recorded value, due to its variable interest rate.

The Company is exposed to interest rate fluctuations associated with its variable rate borrowings and its objective is to manage the impact of such fluctuations on earnings and cash flows of its borrowings. In May 2009 (novated in March 2012), the Company entered into a five-year zero cost collar agreement with a floor at 1% and a cap at 7.8% of a notional amount of $100,000 to manage its exposure to interest rate changes related to its borrowings. The collar agreement is used as an economic hedge agreement and does not meet the criteria for hedge accounting; therefore, the changes in its fair value are recognized in earnings.

As of September 30, 2013 and December 31, 2012, the fair value of the swap resulted to a liability of $543 and $994, respectively, both separately presented in the accompanying consolidated balance sheets. During the nine months ended September 30, 2013 and 2012, the Company incurred from the swap loss amounting to $92 and $516, respectively, and is separately presented as Loss from derivative instruments in the accompanying consolidated statements of operations. The fair value of the collar agreement determined through Level 2 inputs of the fair value hierarchy as defined in ASC 820-10-35-47 Fair Value Measurements and Disclosure, Subsequent Re-measurement of FASB Accounting Standard Codification (ASC), is derived principally from or corroborated by observable market data. Inputs include interest rates, yield curves and other items that allow value to be determined.